Cashflow Statement - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Cash Flows From Operating Activities
Loss for the year		$ (174,938)	$ (196,788)	$ (812,788)	$ (959,559)	$ (1,627,821)	[1],[2]	$ (5,839,344)	[2],[3]
Adjustments to reconcile the income with cash and cash equivalents generated by operating activities
Depreciation		60,670	62,498	116,413	180,979	235,119		449,349
Cumulative Translation Adjustments		(192,867)	46,748	(1,048,692)	703,307	1,491,647		159,281
Allowance for doubtful accounts								(156,518)
Interest		24,297	96,901	255,538	661,714	147,657		(525,300)
Other adjustments		(283)	(215,924)	(1)	(501,406)			(3,932)
Appropriation of revenue receivable
Decreases/(increase) in assets
Accounts Receivable		(228)	(835)	(1,226)	48,740	78,080		3,489,814
Inventory		(1,584)	(1,251)	(8,805)	37,845	45,203		371,269
Taxes to recover		(1,815)	(1,433)	(10,089)	9,313	17,744		6,359
Advance to Suppliers		9,661	(2,664)	(5,713)	19,774	35,441		493,144
Credits to partners			(4,425)	(2,607)	(58,161)	(53,172)		(23,513)
Other credits		(366)	3,288	(2,031)	17,110	18,807		(31,176)
Other Assets	[4]							(1,025,195)
(Decreases)/increase in liabilities
Suppliers		251,274	188,019	1,141,960	(302,875)	(512,462)		3,283,054
Labor and social security liabilities		25,551	14,390	70,078	40,179	26,266		105,992
Taxes		17,410	8,864	75,440	104,054	75,484		131,884
Lease		(13,243)	3,945		(23,943)	(47,138)		215,851
Other liabilities		318	251	1,769	(7,733)	(9,211)		5,964
Net cash used for operations activities		3,857	1,584	(230,754)	(30,662)	(78,355)		1,106,983
Cash Flows From Investing Activities:
Lease								(603,942)
Property, Plant and Equipment		718	718	2,154	1,436	1,436		(36,444)
Intangible assets		(4,477)	(179,148)	(4,477)	(55,422)	(10,066)		(343,821)
Write-off of fixed assets								9,309
Marketable securities								95,828
Net cash used for investing activities		(3,759)	(178,430)	(2,323)	(53,986)	(8,630)		(879,070)
Cash Flows From Financing Activities:
Lease		(30,184)	(718)	27,754	(1,436)	(1,436)
Loans		28,077	182,262	162,301	(81,632)	(84,090)		(238,623)
Advance Receivables
Intercompany		2,000	(4,709)	43,013	166,684	164,773
Accounts Payable
Capital Subscription
Net cash provided by financing activities		(107)	176,835	233,068	83,616	79,247		(238,623)
(Decrease)increase in cash and cash equivalents		(9)	(11)	(9)	(1,032)	(7,739)		(10,710)
Cash and equivalents at the beginning of the year		26	6,744	26	7,765	7,765		18,475
Cash and cash equivalents the end of the year		$ 17	$ 6,733	$ 17	$ 6,733	$ 26		$ 7,765

[1]	GAAP Adjustments related to R&D Costs
[2]	GAAP Adjustments related to R&D Costs.
[3]	GAAP Adjustments related to R&D Costs
[4]	Reclassification adjustments related to deferred offering costs